Shareholder Report, Average Annual Return (Details)	12 Months Ended	46 Months Ended	60 Months Ended	108 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Without Sales Load [Member] | C000005436
Average Annual Return [Line Items]
Average Annual Return, Percent	11.88%		8.60%		8.42%
Without Sales Load [Member] | C000005437
Average Annual Return [Line Items]
Average Annual Return, Percent	11.52%		8.28%		8.09%
Without Sales Load [Member] | C000005438
Average Annual Return [Line Items]
Average Annual Return, Percent	11.27%		7.99%		7.81%
Without Sales Load [Member] | C000166330
Average Annual Return [Line Items]
Average Annual Return, Percent	12.00%		8.72%	10.39%
Without Sales Load [Member] | C000225772
Average Annual Return [Line Items]
Average Annual Return, Percent	12.62%	9.53%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%		13.86%		12.55%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%		13.86%		12.55%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%		13.86%		12.55%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%		13.86%	13.94%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%	11.35%
Russell 1000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	14.37%		8.68%		8.49%
Russell 1000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	14.37%		8.68%		8.49%
Russell 1000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	14.37%		8.68%		8.49%
Russell 1000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	14.37%		8.68%	9.96%
Russell 1000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	14.37%	8.83%